Deferred Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Acquisition Costs
Schedule of deferred acquisition costs

	Years Ended December 31,
	2014	2013	2012
Beginning balance	$24,521	$20,600	$18,637
Costs deferred	33,126	32,359	28,993
Amortization	(31,212)	(28,438)	(27,030)
Ending balance	$26,435	$24,521	$20,600